Trade and Other Receivables - Tabular Disclosure of Trade and Other Receivables (Detail) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Prepayments, tax receivables and others:
Receivables related to the transfer of conventional assets	[1]	$ 70,526	$ 0
Midstream prepaid expenses	[2]	34,660	0
Prepayments and other receivables	[3]	27,414	13,630
Value Added Tax ("VAT")		462	940
Turnover tax		5	493
Prepayments And Other Taxes Receivable NonCurrent		133,067	15,063
Financial assets:
Receivables from joint operations		2,936	0
Accounts receivable from third parties		7,804	2,172
Receivables from joint operations		6,581	3,854
Gas IV Plan (Note 2.5.3.1)		1,245	3,772
Advances to directors and loans to employees		557	444
Others		197	828
Current financial assets		16,384	11,070
Loans to employees		348	801
Non-current financial assets		3,284	801
Total non-current other receivables		136,351	15,864
Oil and gas accounts receivable (net of allowance of expected credit loss)		59,787	38,978
Trade receivables		59,787	38,978
Receivables related to the transfer of conventional assets	[1]	86,043	0
Value Added Tax ("VAT")		19,713	22,939
Prepaid expenses and other receivables		9,381	13,864
Income tax		13,409	2,921
Turnover tax		385	634
Prepayments And Other Taxes Receivable Current		128,931	40,358
Other receivables		145,315	51,428
Total current trade and other receivables		$ 205,102	$ 90,406

[1]	Related to the accounts receivable recognized as a result of the Transaction mentioned in Note 1.2.1.
[2]	Related to the Duplicar Plus Project implemented by Oleoductos del Valle S.A. (“Oldelval”) (Note 28.1 and 33)
[3]	As of December 31, 2023, includes 14,292 related to prepayment of leases.